Pay vs Performance Disclosure		5 Months Ended		7 Months Ended		12 Months Ended					29 Months Ended	36 Months Ended
		May 31, 2022 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		May 31, 2022	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain company financial metrics. For further information concerning our pay-for-performance philosophy and how we align executive compensation with Company financial performance, refer to "Compensation Discussion and Analysis" above.

The following table provides information showing the relationship during fiscal 2020, 2021 and 2022 between (1) compensation "actually paid" ("CAP" as defined by the SEC rule and further described below) to (a) each person serving as our principal executive officer ("PEO") and (b) our non-PEO NEOs, on an average basis, and (2) the Company's financial performance based on Total Shareholder Return ("TSR") and Net Income, and the Company-selected metric Revenue. Information in this section will not be deemed to be incorporated by reference into any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, except as we may specifically do so by reference to this section.

Year	Summary Compensation Table Total for Rexford Tibbens(1) ($)	Compensation Actually Paid to Rexford Tibbens(2) ($)	Summary Compensation Table Total for William Cobb(3) ($)	Compensation Actually Paid to William Cobb(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(5) ($)	Average Compensation Actually Paid to Non-PEO NEOs(6) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Revenue ($M)(9)
							Total Share- holder Return(7) ($)	Peer Group Total Share- holder Return(7)(8) ($)
2022	5,432,772	(5,974,008)	5,164,747	3,108,654	1,902,297	1,009,580	43.86	144.02	71	1,662
2021	6,150,602	2,713,923	N/A	N/A	1,775,991	1,015,353	77.29	159.67	128	1,602
2020	5,265,975	6,686,662	N/A	N/A	1,531,303	1,832,101	105.88	130.79	112	1,474
(1)

The first PEO is Rexford Tibbens. Mr. Tibbens served as our CEO during fiscal 2020, fiscal 2021 and fiscal 2022 until June 1, 2022. The dollar amounts reported in this column represent the total amounts reported for Mr. Tibbens for each corresponding year in the "Total" column of the "Summary Compensation Table" of this Proxy Statement.

(2)

The fair value of each stock option award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 9 to our financial statements for the fiscal year ended December 31, 2022 included in the Company’s Annual Report on Form 10-K filed with the SEC on March 1, 2023. The assumptions used were not materially changed from those described in Note 9 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PSUs was estimated at each valuation date using the market price of our Common Stock on the relevant valuation date and an adjustment to reflect actual performance in any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period. The following are the details for the compensation actually paid to Mr. Tibbens:

Mr. Tibbens.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Tibbens in the "Summary Compensation Table." Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Tibbens during the applicable year.

Description	2020 ($)	2021 ($)	2022 ($)
Change in Pension Value Deduction	—	—	—
Pension Service Cost Addition	—	—	—
Prior Pension Service Cost Addition	—	—	—
Stock and Option Awards Adjustment(a)	1,420,687	(3,436,679)	(11,406,780)
(a) For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:
Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	(4,999,982)	—	—	—	(510,794)	(5,896,005)	—	(11,406,780)
2021	(4,559,972)	2,286,850	(1,481,655)	—	318,097	—	—	(3,436,679)
2020	(3,800,000)	5,364,466	217,969	—	(361,749)	—	—	1,420,687
(3)

The second PEO is William Cobb. Mr. Cobb has served as our CEO since June 1, 2022. The dollar amounts reported in this column represent the total amounts reported for Mr. Cobb for fiscal 2022 in the "Total" column of the "Summary Compensation Table" of this Proxy Statement.

(4)

The fair value of each stock option award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 9 to our financial statements for the fiscal year ended December 31, 2022 included in the Company’s Annual Report on Form 10-K filed with the SEC on March 1, 2023. The assumptions used were not materially changed from those described in Note 9 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PSUs was estimated at each valuation date using the market price of our Common Stock on the relevant valuation date and an adjustment to reflect actual performance in any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period. The following are the details for the compensation actually paid to Mr. Cobb:

Mr. Cobb.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Cobb in the "Summary Compensation Table." Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Cobb during the year.

Description	2022 ($)
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Stock and Option Awards Adjustment(a)	(2,056,093)
(a) For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:
Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	(4,242,957)	1,936,856	—	250,008	—	—	—	(2,056,093)
(5)

The Non-PEO NEOs for 2022 are Jessica Ross, Brian Turcotte and Jeffrey Fiarman and for 2021 and 2020 are Messrs. Turcotte and Fiarman. The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO NEOs for each corresponding year in the "Total" column of the "Summary Compensation Table" of this Proxy Statement.

(6)

The fair value of each stock option award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 9 to our financial statements for the fiscal year ended December 31, 2022 included in the Company’s Annual Report on Form 10-K filed with the SEC on March 1, 2023. The assumptions used were not materially changed from those described in Note 9 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PSUs was estimated at each valuation date using the market price of our Common Stock on the relevant valuation date and an adjustment to reflect actual performance in any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period. The following are the details for the Non-PEO NEOs:

Non-PEO NEOs.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for our non-PEO NEOs the following adjustments were made to the amounts reported in the "Summary Compensation Table." Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our other named executive officers as a group during the applicable year.

Description	2020 ($)	2021 ($)	2022 ($)
Change in Pension Value Deduction	—	—	—
Pension Service Cost Addition	—	—	—
Prior Pension Service Cost Addition	—	—	—
Stock and Option Awards Adjustment(a)	300,799	(760,638)	(892,717)
(a) For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:
Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	(1,128,281)	549,563	(237,569)	—	(86,431)	—	—	(892,717)
2021	(1,012,451)	507,767	(299,932)	—	43,978	—	—	(760,638)
2020	(810,000)	1,143,433	41,572	—	(74,206)	—	—	300,799
(7)

TSR is calculated assuming an investment of $100 at market close on December 31, 2019 through and including the end of the fiscal year for each year reported in the table as required by the rule.

(8)

For purposes of this disclosure, the Company used the S&P Professional and Commercial Services Index (the "Index") as its peer group.

(9)

For purposes of Item 402(v) of Regulation S-K, we have identified Revenue as our Company Selected Metric. Although Revenue is one important financial performance measure, among others, that the Compensation Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Compensation Committee has not historically and does not currently evaluate "compensation actually paid" as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial performance measure specifically to link executive compensation actually paid to Company performance.

Company Selected Measure Name						Revenue
Named Executive Officers, Footnote [Text Block]
(5)

The Non-PEO NEOs for 2022 are Jessica Ross, Brian Turcotte and Jeffrey Fiarman and for 2021 and 2020 are Messrs. Turcotte and Fiarman. The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO NEOs for each corresponding year in the "Total" column of the "Summary Compensation Table" of this Proxy Statement.

Peer Group Issuers, Footnote [Text Block]												(8) For purposes of this disclosure, the Company used the S&P Professional and Commercial Services Index (the "Index") as its peer group.
PEO Total Compensation Amount		$ 5,432,772	[1]	$ 5,164,747	[2]		$ 6,150,602	[1]	$ 5,265,975	[1]
PEO Actually Paid Compensation Amount		(5,974,008)	[3]	$ 3,108,654	[4]		2,713,923	[3]	6,686,662	[3]
Adjustment To PEO Compensation, Footnote [Text Block]
(4)

The fair value of each stock option award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 9 to our financial statements for the fiscal year ended December 31, 2022 included in the Company’s Annual Report on Form 10-K filed with the SEC on March 1, 2023. The assumptions used were not materially changed from those described in Note 9 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PSUs was estimated at each valuation date using the market price of our Common Stock on the relevant valuation date and an adjustment to reflect actual performance in any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period. The following are the details for the compensation actually paid to Mr. Cobb:

Mr. Cobb.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Cobb in the "Summary Compensation Table." Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Cobb during the year.

Description	2022 ($)
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Stock and Option Awards Adjustment(a)	(2,056,093)
(a) For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:
Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	(4,242,957)	1,936,856	—	250,008	—	—	—	(2,056,093)

(2)

The fair value of each stock option award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 9 to our financial statements for the fiscal year ended December 31, 2022 included in the Company’s Annual Report on Form 10-K filed with the SEC on March 1, 2023. The assumptions used were not materially changed from those described in Note 9 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PSUs was estimated at each valuation date using the market price of our Common Stock on the relevant valuation date and an adjustment to reflect actual performance in any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period. The following are the details for the compensation actually paid to Mr. Tibbens:

Mr. Tibbens.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Tibbens in the "Summary Compensation Table." Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Tibbens during the applicable year.

Description	2020 ($)	2021 ($)	2022 ($)
Change in Pension Value Deduction	—	—	—
Pension Service Cost Addition	—	—	—
Prior Pension Service Cost Addition	—	—	—
Stock and Option Awards Adjustment(a)	1,420,687	(3,436,679)	(11,406,780)
(a) For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:
Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	(4,999,982)	—	—	—	(510,794)	(5,896,005)	—	(11,406,780)
2021	(4,559,972)	2,286,850	(1,481,655)	—	318,097	—	—	(3,436,679)
2020	(3,800,000)	5,364,466	217,969	—	(361,749)	—	—	1,420,687

Non-PEO NEO Average Total Compensation Amount	[5]					$ 1,902,297	1,775,991		1,531,303
Non-PEO NEO Average Compensation Actually Paid Amount	[6]					$ 1,009,580	1,015,353		1,832,101
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(6)

The fair value of each stock option award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 9 to our financial statements for the fiscal year ended December 31, 2022 included in the Company’s Annual Report on Form 10-K filed with the SEC on March 1, 2023. The assumptions used were not materially changed from those described in Note 9 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PSUs was estimated at each valuation date using the market price of our Common Stock on the relevant valuation date and an adjustment to reflect actual performance in any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period. The following are the details for the Non-PEO NEOs:

Non-PEO NEOs.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for our non-PEO NEOs the following adjustments were made to the amounts reported in the "Summary Compensation Table." Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our other named executive officers as a group during the applicable year.

Description	2020 ($)	2021 ($)	2022 ($)
Change in Pension Value Deduction	—	—	—
Pension Service Cost Addition	—	—	—
Prior Pension Service Cost Addition	—	—	—
Stock and Option Awards Adjustment(a)	300,799	(760,638)	(892,717)
(a) For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:
Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	(1,128,281)	549,563	(237,569)	—	(86,431)	—	—	(892,717)
2021	(1,012,451)	507,767	(299,932)	—	43,978	—	—	(760,638)
2020	(810,000)	1,143,433	41,572	—	(74,206)	—	—	300,799

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2022 to Company Performance

SEC rules require that we disclose the most important financial performance measures that the Company uses to link compensation actually paid to our NEOs for 2022 to Company performance. These measures are as follows:

Financial Measures Linking Compensation to Performance
Revenue
Adjusted EBITDA
Stock Price

For further information about our compensation program and the ways in which compensation actually paid to our NEOs is linked to Company financial performance, as well as the use of the above financial measures in our executive compensation program, see the "Compensation Discussion and Analysis" section above.

Total Shareholder Return Amount	[7]					$ 43.86	77.29		105.88
Peer Group Total Shareholder Return Amount	[7],[8]					144.02	159.67		130.79
Net Income (Loss)						$ 71	$ 128		$ 112
Company Selected Measure Amount	[9]					1,662	1,602		1,474
PEO Name				William Cobb							Rexford Tibbens [1]
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name						Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name						Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name						Stock Price
Stock and Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	(11,406,780)					$ (3,436,679)		$ 1,420,687
PEO [Member] | Stock and Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]			$ (2,056,093)
PEO [Member] | Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,999,982)		(4,242,957)			(4,559,972)		(3,800,000)
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(510,794)					318,097		(361,749)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,896,005)
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (11,406,780)		(2,056,093)			(3,436,679)		1,420,687
PEO [Member] | Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,936,856			2,286,850		5,364,466
PEO [Member] | Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							(1,481,655)		217,969
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 250,008
Non-PEO NEO [Member] | Stock and Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]					$ (892,717)	(760,638)		300,799
Non-PEO NEO [Member] | Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(1,128,281)	(1,012,451)		(810,000)
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(86,431)	43,978		(74,206)
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(892,717)	(760,638)		300,799
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						549,563	507,767		1,143,433
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						$ (237,569)	$ (299,932)		$ 41,572

[1]
(1)

The first PEO is Rexford Tibbens. Mr. Tibbens served as our CEO during fiscal 2020, fiscal 2021 and fiscal 2022 until June 1, 2022. The dollar amounts reported in this column represent the total amounts reported for Mr. Tibbens for each corresponding year in the "Total" column of the "Summary Compensation Table" of this Proxy Statement.

[2]
(3)

The second PEO is William Cobb. Mr. Cobb has served as our CEO since June 1, 2022. The dollar amounts reported in this column represent the total amounts reported for Mr. Cobb for fiscal 2022 in the "Total" column of the "Summary Compensation Table" of this Proxy Statement.

[3]
(2)

The fair value of each stock option award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 9 to our financial statements for the fiscal year ended December 31, 2022 included in the Company’s Annual Report on Form 10-K filed with the SEC on March 1, 2023. The assumptions used were not materially changed from those described in Note 9 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PSUs was estimated at each valuation date using the market price of our Common Stock on the relevant valuation date and an adjustment to reflect actual performance in any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period. The following are the details for the compensation actually paid to Mr. Tibbens:

Mr. Tibbens.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Tibbens in the "Summary Compensation Table." Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Tibbens during the applicable year.

Description	2020 ($)	2021 ($)	2022 ($)
Change in Pension Value Deduction	—	—	—
Pension Service Cost Addition	—	—	—
Prior Pension Service Cost Addition	—	—	—
Stock and Option Awards Adjustment(a)	1,420,687	(3,436,679)	(11,406,780)
(a) For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:
Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	(4,999,982)	—	—	—	(510,794)	(5,896,005)	—	(11,406,780)
2021	(4,559,972)	2,286,850	(1,481,655)	—	318,097	—	—	(3,436,679)
2020	(3,800,000)	5,364,466	217,969	—	(361,749)	—	—	1,420,687

[4]
(4)

The fair value of each stock option award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 9 to our financial statements for the fiscal year ended December 31, 2022 included in the Company’s Annual Report on Form 10-K filed with the SEC on March 1, 2023. The assumptions used were not materially changed from those described in Note 9 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PSUs was estimated at each valuation date using the market price of our Common Stock on the relevant valuation date and an adjustment to reflect actual performance in any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period. The following are the details for the compensation actually paid to Mr. Cobb:

Mr. Cobb.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Cobb in the "Summary Compensation Table." Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Cobb during the year.

Description	2022 ($)
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Stock and Option Awards Adjustment(a)	(2,056,093)
(a) For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:
Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	(4,242,957)	1,936,856	—	250,008	—	—	—	(2,056,093)

[5]
(5)

The Non-PEO NEOs for 2022 are Jessica Ross, Brian Turcotte and Jeffrey Fiarman and for 2021 and 2020 are Messrs. Turcotte and Fiarman. The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO NEOs for each corresponding year in the "Total" column of the "Summary Compensation Table" of this Proxy Statement.

[6]
(6)

The fair value of each stock option award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 9 to our financial statements for the fiscal year ended December 31, 2022 included in the Company’s Annual Report on Form 10-K filed with the SEC on March 1, 2023. The assumptions used were not materially changed from those described in Note 9 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PSUs was estimated at each valuation date using the market price of our Common Stock on the relevant valuation date and an adjustment to reflect actual performance in any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period. The following are the details for the Non-PEO NEOs:

Non-PEO NEOs.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for our non-PEO NEOs the following adjustments were made to the amounts reported in the "Summary Compensation Table." Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our other named executive officers as a group during the applicable year.

Description	2020 ($)	2021 ($)	2022 ($)
Change in Pension Value Deduction	—	—	—
Pension Service Cost Addition	—	—	—
Prior Pension Service Cost Addition	—	—	—
Stock and Option Awards Adjustment(a)	300,799	(760,638)	(892,717)
(a) For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:
Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	(1,128,281)	549,563	(237,569)	—	(86,431)	—	—	(892,717)
2021	(1,012,451)	507,767	(299,932)	—	43,978	—	—	(760,638)
2020	(810,000)	1,143,433	41,572	—	(74,206)	—	—	300,799

[7]	(7) TSR is calculated assuming an investment of $100 at market close on December 31, 2019 through and including the end of the fiscal year for each year reported in the table as required by the rule.
[8]	(8) For purposes of this disclosure, the Company used the S&P Professional and Commercial Services Index (the "Index") as its peer group.
[9]
(9)

For purposes of Item 402(v) of Regulation S-K, we have identified Revenue as our Company Selected Metric. Although Revenue is one important financial performance measure, among others, that the Compensation Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Compensation Committee has not historically and does not currently evaluate "compensation actually paid" as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial performance measure specifically to link executive compensation actually paid to Company performance.

[10]

(a)  For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:

Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	(4,999,982)	—	—	—	(510,794)	(5,896,005)	—	(11,406,780)
2021	(4,559,972)	2,286,850	(1,481,655)	—	318,097	—	—	(3,436,679)
2020	(3,800,000)	5,364,466	217,969	—	(361,749)	—	—	1,420,687

[11]

(a)  For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:

Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	(4,242,957)	1,936,856	—	250,008	—	—	—	(2,056,093)

[12]

(a)   For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:

Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	(1,128,281)	549,563	(237,569)	—	(86,431)	—	—	(892,717)
2021	(1,012,451)	507,767	(299,932)	—	43,978	—	—	(760,638)
2020	(810,000)	1,143,433	41,572	—	(74,206)	—	—	300,799